Earning (loss) per common share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earning (loss) per common share

NOTE 14. EARNING (LOSS) PER COMMON SHARE

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding plus the impact of all potential dilutive common shares, consisting primarily of common shares underlying common stock options and stock purchase warrants using the treasury stock method, and convertible notes using the if-converted method. For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all potential dilutive common shares is antidilutive.

The number of anti-dilutive shares, consisting of common shares underlying unvested restricted stock, have been excluded from the computation of diluted loss per share, was 8,359 and 12,485 shares as of December 31, 2018 and 2017, respectively.